As filed with the Securities and Exchange Commission on February 16, 2016

Securities Act File No. 333-199089

Investment Company Act of 1940 File No. 811-23002

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

Amendment No. 6

Lattice Strategies Trust

(Exact Name of Registrant as Specified in Charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant's Telephone Number: (415) 508-3400

Corporation Service Company, 2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriaty, Esq.

Kaye Scholer LLP

250 West 55th Street

New York, New York 10019

It is proposed that this filing will become effective:

[x] immediately upon filing pursuant to Rule 485, paragraph (b)

[ ] on _________________ pursuant to Rule 485, paragraph (b)

[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)

[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of San Francisco, and State of California, on the 16th day of February, 2016.

LATTICE STRATEGIES TRUST

By:          /s/ Darek Wojnar

Darek Wojnar

President of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Naozer Dadachanji	Trustee	February 16, 2016
Naozer Dadachanji*

/s/ David Sung	Trustee	February 16, 2016
David Sung*

/s/ Robin Beery	Trustee	February 16, 2016
Robin Beery*

/s/ Theodore Lucas	Trustee	February 16, 2016
Theodore Lucas*

/s/ Darek Wojnar	President	February 16, 2016
Darek Wojnar

/s/ Albert Lee	Treasurer	February 16, 2016
Albert Lee

* By:

/s/ Albert Lee	Treasurer	February 16, 2016
Albert Lee **

** Attorney-in-fact pursuant to power of attorney incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 23, 2014.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document